OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses	$ 4,648	$ 5,689
Other Liabilities	1,056	2,403
Deferred Revenues	1,052	140
Total as of December 31,	$ 6,756	$ 8,232